SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 911,636	$ 831,756	$ 483,618
Less: accumulated depreciation and amortization	(493,446)	(373,123)	(269,180)
Total property and equipment, net	418,190	458,633	214,438
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	662,747	647,214	462,155
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	81,433	68,682	21,463
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,353	9,941
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 148,103	$ 105,919